LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

16.LEASES

The Group’s leases mainly related to buildings and the rights to use the land. The total expense related to short-term leases was insignificant for the years ended December 31, 2022, 2023 and 2024, and sublease income of the Group which was recognized in revenues in the consolidated statements of comprehensive income was RMB119, RMB143 and RMB163 for the years ended December 31, 2022, 2023 and 2024, respectively. The Group recognized a negative lease expense of RMB281, RMB98 for the years ended December 31, 2022 and 2023 under the relief of lease concession from COVID-19 as the Group elects using the variable lease expense approach. For the year ended December 31, 2024, the impact under the relief of lease concession from COVID-19 was immaterial.

A summary of supplemental information related to operating leases in 2023 and 2024 is as follows:

	Years Ended December 31,
	2023	2024
Lease cost:
Operating fixed lease cost	4,217	4,166
Finance lease cost
— Amortization of ROU assets	87	91
— Interest on lease liabilities	114	129
Operating variable lease cost	110	290
Total lease cost	4,528	4,676

Other information:
Weighted average remaining lease term
Operating leases	13 years	14 years
Finance leases	27 years	27 years
Weighted average discount rate
Operating leases	6.27%	5.97%
Finance leases	4.29%	4.30%

As of December 31, 2024, the maturities of lease liabilities, excluding lease liabilities classified in liabilities held for sale (Note 8), in accordance with ASC 842 in each of the next five years and thereafter are as follows:

	Total Operating	Total Finance
Year Ending December 31,	Leases	Leases
2025	4,028	171
2026	3,845	174
2027	3,746	177
2028	3,565	180
2029	3,358	181
Thereafter	21,480	4,086

Total minimum lease payments	40,022	4,969

Less: amount representing interest	12,896	2,076

Present value of minimum lease payments	27,126	2,893

As of December 31, 2024, the Group has entered 16 lease contracts that the Group expects to account for as operating or finance leases, the future undiscounted lease payments for these non-cancellable lease contracts are RMB4,051, which is not reflected in the consolidated balance sheets.

As of December 31, 2023, the maturities of lease liabilities, excluding lease liabilities classified in liabilities held for sale (Note 8), in accordance with ASC 842 in each of the next five years and thereafter were as follows:

	Total Operating	Total Finance
Year Ending December 31,	Leases	Leases
2024	4,073	155
2025	3,981	159
2026	3,788	161
2027	3,615	165
2028	3,384	168
Thereafter	22,282	4,056

Total minimum lease payments	41,123	4,864

Less: amount representing interest	13,299	2,122

Present value of minimum lease payments	27,824	2,742

Supplemental cash flow information related to leases for the years ended December 31, 2023 and 2024 are as follows:

	Years Ended December, 31
	2023	2024
Cash paid for amounts included in the measurement of operating lease liabilities	4,440	4,212
Cash paid for amounts included in the measurement of finance lease liabilities	68	109
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	343	2,076
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	361	78